CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Products	$ 36,053	$ 30,431	$ 31,339
Services	70,474	65,363	54,268
Total revenues	106,527	95,794	85,607
Cost of revenue:
Products	28,096	23,788	24,466
Services	57,987	52,969	47,476
Total cost of revenues	86,083	76,757	71,942
Gross profit	20,444	19,037	13,665
Operating expenses:
Research and development, net	731	1,140	890
Selling and marketing	4,974	3,876	2,903
General and administrative	9,409	10,023	8,469
Other expenses (income)	53	(138)	631
Gain on bargain purchase			(4,833)
Total operating expenses	15,167	14,901	8,060
Operating income	5,277	4,136	5,605
Financial expenses	(1,132)	(1,139)	(1,262)
Financial income	794	985	913
Income before taxes on income	4,939	3,982	5,256
Taxes on income	2,333	3,865	644
Income before equity investment	2,606	117	4,612
Share in results of equity investment of affiliated companies	(210)	(55)	1,237
Net income	$ 2,396	$ 62	$ 5,849
Net income per share basic and diluted	$ 0.27	$ 0.01	$ 0.66
Weighted average number of shares outstanding:
Basic	8,848,028	8,828,444	8,808,344
Diluted	8,909,072	8,830,764	8,810,689